SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	Jan. 12, 2023	Jan. 04, 2023
Leonite Capital LLC [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate during period		8.00%
Principal amount		$ 41,666
Original issue discount		$ 4,166
GS Capital Partners, LLC [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate during period	8.00%
Principal amount	$ 41,667
Maturity date	Jan. 12, 2024
Number of warrant purchase	5,000,000